Cover Page	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	S-4
Entity Registrant Name	OGLETHORPE POWER CORP
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	58-1211925
Entity Address, Address Line One	2100 East Exchange Place
Entity Address, City or Town	Tucker
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30084-5336
City Area Code	770
Local Phone Number	270-7600
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000788816
Amendment Flag	false
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY